Loans Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Loans Payable [Abstract]
Schedule of loans payable
	June 30, 2020	December 31, 2019
Term loans	$90,440	$103,800
Less current portion	(27,335)	(25,934)
Non-current portion	$63,105	$77,866

	December 31, 2019	December 31, 2018
Lines of credit and loan agreements	$-	$81,067
Term loans	103,800	127,767
	103,800	208,834
Less current portion	(25,934)	(105,028)
Non-current portion	$77,866	$103,806

Schedule of future principal payments under the term notes
Year Ending December 31,
2020	$13,386
2021	28,195
2022	30,133
2023	18,726
Total minimum principal payments	$90,440

Year Ending December 31,
2020	$25,934
2021	28,136
2022	30,492
2023	19,238
Total minimum principal payments	$103,800